AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 2000

                                                             FILE NOS.  33-73832
                                                                        811-8268

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         POST-EFFECTIVE AMENDMENT NO. 15

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 20

                                 FIRSTHAND FUNDS
               (Exact name of Registrant as Specified in Charter)

            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113
                    (Address of Principal Executive Offices)

                                 (408) 294-2200
               Registrant's Telephone Number, including Area Code

                                 KEVIN M. LANDIS
                       FIRSTHAND CAPITAL MANAGEMENT, INC.
            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                 KELVIN K. LEUNG
                       FIRSTHAND CAPITAL MANAGEMENT, INC.
            125 SOUTH MARKET, SUITE 1200, SAN JOSE, CALIFORNIA 95113

                                  JULIE TEDESCO
                       STATE STREET BANK AND TRUST COMPANY
  LAFAYETTE CORPORATE CENTER, 2 AVENUE DE LAFAYETTE, 4TH FL., BOSTON, MA 02111

                                STEVEN G. CRAVATH
                             MORRISON & FOERSTER LLP
             2000 PENNSYLVANIA AVENUE, NW, WASHINGTON, DC 20006-1888


It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on _______________ pursuant to paragraph (b) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on _______________ pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS

                   [LOGO]FIRSTHAND-Registered Trademark- FUNDS

                   TECHNOLOGY VALUE FUND-Registered Trademark-
                             TECHNOLOGY LEADERS FUND
                           TECHNOLOGY INNOVATORS FUND
                           THE COMMUNICATIONS FUND-TM-
                            THE E-COMMERCE FUND-TM-

                             GLOBAL TECHNOLOGY FUND

                               NOVEMBER 30, 2000


FIRSTHAND FUNDS HAS REGISTERED EACH MUTUAL FUND OFFERED IN THIS PROSPECTUS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THAT REGISTRATION DOES NOT IMPLY, HOWEVER, THAT THE SEC ENDORSES THE FUNDS.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF A BANK AND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE INVESTMENT OBJECTIVE, STRATEGIES AND RISKS OF EACH FUND THAT YOU SHOULD KNOW ABOUT BEFORE YOU INVEST IN A FUND. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. EACH OF THE FUNDS IS NON-DIVERSIFIED AND HAS AS ITS INVESTMENT OBJECTIVE LONG-TERM GROWTH OF CAPITAL.

IF YOU PURCHASE SHARES OF A FUND THROUGH THE TRANSFER AGENT, THE INITIAL MINIMUM INVESTMENT IS $10,000, EXCEPT FOR CERTAIN RETIREMENT ACCOUNTS. FOR INDIVIDUAL RETIREMENT ACCOUNTS (IRAS), ROTH IRAS AND 403(b) ACCOUNTS, THE INITIAL MINIMUM INVESTMENT IS $2,000. FOR EDUCATION IRAS, THE INITIAL MINIMUM INVESTMENT IS $500. FOR ALL OTHER RETIREMENT ACCOUNTS, THE INITIAL MINIMUM INVESTMENT IS $10,000. LOWER MINIMUMS MAY BE AVAILABLE TO YOU IF YOU PURCHASE SHARES OF A FUND THROUGH A BROKERAGE FIRM. FOR MORE INFORMATION ON PURCHASING SHARES, PLEASE SEE "HOW TO PURCHASE SHARES" IN THIS PROSPECTUS.

CONTENTS


      Technology Value Fund                                                 2
      -----------------------------------------------------------------------
      Technology Leaders Fund                                               6
      -----------------------------------------------------------------------
      Technology Innovators Fund                                           10
      -----------------------------------------------------------------------
      The Communications Fund                                              14
      -----------------------------------------------------------------------
      The e-Commerce Fund                                                  18
      -----------------------------------------------------------------------
      Global Technology Fund                                               22
      -----------------------------------------------------------------------
      Additional Investment Techniques and Strategies                      26
      -----------------------------------------------------------------------
      Additional Risk Considerations                                       27
      -----------------------------------------------------------------------
      Portfolio Management                                                 29
      -----------------------------------------------------------------------
      Operation of the Funds                                               30
      -----------------------------------------------------------------------
      How to Purchase Shares                                               31
      -----------------------------------------------------------------------
      How to Redeem Shares                                                 33
      -----------------------------------------------------------------------
      Shareholder Services                                                 36
      -----------------------------------------------------------------------
      Exchange Privileges                                                  37
      -----------------------------------------------------------------------
      Fund Distributions                                                   39
      -----------------------------------------------------------------------
      Taxes                                                                39
      -----------------------------------------------------------------------
      Calculation of Share Price                                           40
      -----------------------------------------------------------------------
      Financial Highlights                                                 41
      -----------------------------------------------------------------------



CALL TOLL-FREE 1.888.884.2675                                       Prospectus|1

TECHNOLOGY VALUE FUND-Registered Trademark-(TVFQX)

OBJECTIVE

The Fund seeks long-term growth of capital.


PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the high technology field that Firsthand Capital Management, Inc., (the "Investment Adviser") considers to be undervalued and have potential for capital appreciation.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes the value exceeds the market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.

Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.


PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.


PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can


2|[LOGO]FIRSTHAND-Registered Trademark- FUNDS             www.FirsthandFunds.com
be highly volatile. The value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

From time to time the Fund may close and reopen to new and/or existing investors at the Investment Adviser's discretion.


CALL TOLL-FREE 1.888.884.2675                                       Prospectus|3

PAST FUND PERFORMANCE

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year since the Fund's inception and by showing how the average annual returns of the Fund compare to those of broad-based market indices. How the Fund has performed in the past cannot guarantee how the Fund will perform in the future.

[CHART]

1995             61.17%
1996             60.55%
1997              6.46%
1998             23.71%
1999            190.40%

During the periods shown in the bar chart, the highest return for a quarter was 60.64% during the quarter ended December 31, 1998, and the lowest return for a quarter was -29.68% during the quarter ended September 30, 1998.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999



                                           One Year  5 Years  Since Effectiveness*
           -----------------------------------------------------------------------
            Technology Value Fund            190.40%    58.15%      59.19%
            Dow Jones Industrial Average (1)  27.01%    26.79%      27.26%
            Standard & Poor's 500 Index (2)   20.89%    28.24%      28.51%
            NASDAQ Composite Index (3)        85.95%    40.63%      41.11%

         * Performance since public offering of shares of the Fund, which commenced on December 15, 1994. The Fund's average annual total return since its inception (commencement of operation) on May 20, 1994 is 56.53%.

         (1) The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the New York Stock Exchange.

         (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

         (3) The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks.



4|[LOGO]FIRSTHAND-Registered Trademark- FUNDS             www.FirsthandFunds.com

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.



           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
           ---------------------------------------------------------------------
            Sales load imposed on purchases                          None
            Sales load imposed on reinvested distributions           None
            Deferred sales load                                      None
            Exchange fee                                             None
            Redemption fee                                           2.00%*

         * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.




           ANNUAL FUND OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           ---------------------------------------------------------------------
            Management fee                                           1.50%
            Distribution (12b-1) fee                                 None
            Other expenses                                           0.41%*
            Total annual fund operating expenses                     1.91%*

         * Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.


           EXAMPLE
           ---------------------------------------------------------------------
            This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 year..$194  3 years..$599  5 years..$1,030  10 years..$2,224


CALL TOLL-FREE 1.888.884.2675                                       Prospectus|5

TECHNOLOGY LEADERS FUND (TLFQX)

OBJECTIVE

The Fund seeks long-term growth of capital.


PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the high technology field that the Investment Adviser considers to have the strongest competitive position. In assessing the strength of a company's competitive position, the Investment Adviser may consider such factors as technology leadership, market share, patents and other intellectual property, strength of management, marketing prowess, and product development capabilities. The high technology field consists of many high technology industries including the semiconductor, computer, computer peripheral, software, telecommunications and mass storage device industries. We collectively call these six industries the "target group" of high technology industries.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes the value exceeds the market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.

Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.


PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.


PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the


6|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com
control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can be highly volatile. The value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

From time to time the Fund may close and reopen to new and/or existing investors at the Investment Adviser's discretion.


CALL TOLL-FREE 1.888.884.2675                                       Prospectus|7

PAST FUND PERFORMANCE

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year since the Fund's inception and by showing how the average annual returns of the Fund compare to those of broad-based market indices. How the Fund has performed in the past cannot guarantee how the Fund will perform in the future.

[CHART]

1998             78.15%
1999            152.58%

During the period shown in the bar chart, the highest return for a quarter was 58.90% during the quarter ended December 31, 1998, and the lowest return for a quarter was -12.62% during the quarter ended September 30, 1998.

           AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999

                                                 One Year     Since Inception*
           ---------------------------------------------------------------------
            Technology Leaders Fund               152.58%          108.22%
            Dow Jones Industrial Average (1)       27.01%           20.88%
            Standard & Poor's 500 Index (2)        20.89%           23.68%
            NASDAQ Composite Index (3)             85.95%           56.83%


         * Performance since public offering of shares of the Fund, which commenced on December 10, 1997.

         (1) The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the New York Stock Exchange.

         (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

         (3) The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks.



8|[LOGO]FIRSTHAND-Registered Trademark- FUNDS             www.FirsthandFunds.com

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
        ------------------------------------------------------------------
           Sales load imposed on purchases                          None
           Sales load imposed on reinvested distributions           None
           Deferred sales load                                      None
           Exchange fee                                             None
           Redemption fee                                           2.00%*

        * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.




        ANNUAL FUND OPERATING EXPENSES
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        ------------------------------------------------------------------
           Management fee                                           1.50%
           Distribution (12b-1) fee                                 None
           Other expenses                                           0.44%*
           Total annual fund operating expenses                     1.94%*

        * Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.


        EXAMPLE
        ------------------------------------------------------------------
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 year...$197  3 years...$609   5 years...$1,045  10 years...$2,255


CALL TOLL-FREE 1.888.884.2675                                       Prospectus|9

TECHNOLOGY INNOVATORS FUND (TIFQX)

CURRENTLY CLOSED TO NEW INVESTORS.*

OBJECTIVE

The Fund seeks long-term growth of capital.


PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the high technology field that the Investment Adviser considers to be best positioned to introduce successful new products. In assessing a company's capacity for innovation, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and a demonstrated ability to bring products to market quickly. The high technology field consists of many high technology industries including the semiconductor, computer, computer peripheral, software, telecommunications and mass storage device industries. We collectively call these six industries the "target group" of high technology industries.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes that its value exceeds the market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.

Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.


PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.


PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

10|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can be highly volatile. The value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.


* From time to time, the Fund may reopen and close to new and/or existing investors at the Investment Adviser's discretion. Existing shareholders may make additional investments into their existing accounts or may open new accounts. Please be advised that if you redeem your total investment in the Fund, your account will be closed and you will not be able to make additional investments in the Fund.



CALL TOLL-FREE 1.888.884.2675                                      Prospectus|11

PAST FUND PERFORMANCE

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year since the Fund's inception and by showing how the average annual returns of the Fund compare to those of broad-based market indices. How the Fund has performed in the past cannot guarantee how the Fund will perform in the future.

[CHART]

1999            212.34%

During the period shown in the bar chart, the highest return for a quarter was 54.79% during the quarter ended December 31, 1999, and the lowest return for a quarter was 15.21% during the quarter ended September 30, 1999.

        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999

                                                 One Year     Since Inception*
        ----------------------------------------------------------------------
           Technology Innovators Fund            212.34%          170.21%
           Dow Jones Industrial Average (1)       27.01%           17.83%
           Standard & Poor's 500 Index (2)        20.89%           20.54%
           NASDAQ Composite Index (3)             85.95%           63.47%

     * Performance since public offering of shares of the Fund, which commenced on May 20, 1998.

     (1) The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the New York Stock Exchange.

     (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

     (3) The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks.



12|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
       ---------------------------------------------------------------------
           Sales load imposed on purchases                          None
           Sales load imposed on reinvested distributions           None
           Deferred sales load                                      None
           Exchange fee                                             None
           Redemption fee                                           2.00%*

     * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.




       ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       ---------------------------------------------------------------------
           Management fee                                           1.50%
           Distribution (12b-1) fee                                 None
           Other expenses                                           0.43%*
           Total annual fund operating expenses                     1.93%*

        * Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

       EXAMPLE
       ---------------------------------------------------------------------
          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year...$196  3 years...$605   5 years...$1,040  10 years...$2,245


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|13

THE COMMUNICATIONS FUND-TM- (TCFQX)

OBJECTIVE

The Fund seeks long-term growth of capital.


PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies, both domestic and foreign, that the Investment Adviser considers to be best positioned to benefit significantly from their involvement in, or support of, the communications industry. The Fund considers the communications industry to include companies that engage in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service; electronic components and equipment; broadcast; computer equipment; mobile communications; electronic mail; local and wide area networking; publishing and information systems; video; photonics; and emerging technologies combining telephone, television and/or computer systems.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes its value exceeds the market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.

Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.


PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.


PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the


14|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com
control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can be highly volatile. The value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

From time to time the Fund may close and reopen to new and/or existing investors at the Investment Adviser's discretion.

PAST FUND PERFORMANCE

The fund was launched on September 30, 1999. Performance results have not been provided because the Fund has not yet been in existence for a full calendar year.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|15

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
       ---------------------------------------------------------------------
           Sales load imposed on purchases                          None
           Sales load imposed on reinvested distributions           None
           Deferred sales load                                      None
           Exchange fee                                             None
           Redemption fee                                           2.00%*

        * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.




       ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       ---------------------------------------------------------------------
           Management fee                                           1.50%
           Distribution (12b-1) fee                                 None
           Other expenses*                                          0.45%**
           Total annual fund operating expenses*                    1.95%**

        * Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

       ** Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.


16|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

       EXAMPLE
       ---------------------------------------------------------------------
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year...$198 3 years...$612 5 years...$1,050 10 years...$2,266


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|17

THE E-COMMERCE FUND-TM- (TEFQX)

OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies, both domestic and foreign, that the Investment Adviser considers to be best positioned to benefit significantly from their involvement in or support of electronic commerce (e-commerce). The Fund considers eligible companies to be those that engage in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: internet access, equipment and service; electronic components and equipment; commerce infrastructure tools such as security and payment systems; computers; software tools and utilities; electronic communications; web presence/solution providers; local and wide area networking; publishing and information systems; and emerging technologies combining communications, commerce, media and/or computer systems.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes the value exceeds the market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.


Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.


PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and


18|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com
fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can be highly volatile. The value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

From time to time the Fund may close and reopen to new and/or existing investors at the Investment Adviser's discretion.

PAST FUND PERFORMANCE

The Fund was launched on September 30, 1999. Performance results have not been provided because the Fund has not yet been in existence for a full calendar year.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|19

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
       --------------------------------------------------------------------
           Sales load imposed on purchases                          None
           Sales load imposed on reinvested distributions           None
           Deferred sales load                                      None
           Exchange fee                                             None
           Redemption fee                                           2.00%*

        * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.




       ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       --------------------------------------------------------------------
           Management fee                                           1.50%
           Distribution (12b-1) fee                                 None
           Other expenses*                                          0.45%**
           Total annual fund operating expenses*                    1.95%**

        * Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

       ** Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.


20|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

       EXAMPLE
       --------------------------------------------------------------------
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year...$198 3 years...$612 5 years...$1,050 10 years...$2,266


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|21

GLOBAL TECHNOLOGY FUND (GTFQX)

OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL STRATEGY

The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of companies in the high technology field, both domestic and foreign, that the Investment Adviser considers to be best positioned to benefit significantly from the adoption of new technologies worldwide. At any point in time the Fund may invest a portion or all of its assets in either domestic or foreign-based companies.

The Investment Adviser's analysis of a potential investment will focus on valuing a company and purchasing securities of the company when the Investment Adviser believes the value exceeds its market price. In assessing a company's potential, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages, the company's ability to rapidly respond to changing market conditions, and the opportunity for the global application of the company's products or services. The high technology field consists of many high technology industries including the semiconductor, computer, computer peripheral, software, telecommunication and mass storage device industries. We collectively call these six industries the "target group" of high technology industries.

Although some of the Fund's holdings may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

PLEASE SEE "ADDITIONAL INVESTMENT TECHNIQUES AND STRATEGIES" FOR FURTHER INFORMATION.

PRINCIPAL RISKS

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.


22|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

Because the Fund is non-diversified, it invests in fewer issuers, and is subject to greater risk than a diversified fund. The Fund is also subject to greater risk because of its concentration of investments in technology companies, the market value of which can be highly volatile. The market value of such investments can, and often does, fluctuate dramatically and may expose you to greater than average financial and market risk.

The Fund may also invest in equity securities issued by smaller companies and in initial public offerings, which typically have additional risks. Smaller companies may have more-limited product lines, markets and financial resources than larger, more-seasoned companies and their securities may trade less frequently and in more-limited volume than those of larger, more-mature companies. Investments in initial public offerings may result in higher transaction costs and the realization of short-term gains.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

PLEASE SEE "ADDITIONAL RISK CONSIDERATIONS" FOR FURTHER INFORMATION.

From time to time the Fund may close and reopen to new and/or existing investors at the Investment Adviser's discretion.

PAST FUND PERFORMANCE

The Fund was launched on September 29, 2000. Performance results are not provided because the Fund has not yet been in existence for a full calendar year.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|23

EXPENSE INFORMATION

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund.

       SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
       ---------------------------------------------------------------------
           Sales load imposed on purchases                          None
           Sales load imposed on reinvested distributions           None
           Deferred sales load                                      None
           Exchange fee                                             None
           Redemption fee                                           2.00%*

        * A redemption fee of 2.00% will be charged on investments held for less than 180 days. For this purpose, an exchange out of a Fund into another mutual fund is considered a redemption of shares of the Fund. Such fees will be paid to the Fund. A wire transfer fee is charged by the Fund's Transfer Agent for redemptions paid by wire. This fee is currently $8.

       ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       ---------------------------------------------------------------------
           Management fee                                           1.50%
           Distribution (12b-1) fee                                 None
           Other expenses*                                          0.45%**
           Total annual fund operating expenses*                    1.95%**

        * Other expenses and total annual fund operating expenses are based on estimates for the current fiscal year.

       ** Pursuant to the terms of the Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements to the extent necessary to limit the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.


24|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

       EXAMPLE
       ---------------------------------------------------------------------

           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year...$1983 years...$612 5 years...$1,050  10 years...$2,266


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|25

ADDITIONAL INVESTMENT
         TECHNIQUES AND STRATEGIES


The equity securities in which each Fund may invest include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock and warrants. The securities selected will typically be traded on a national securities exchange, the NASDAQ system or over-the-counter, and may include securities of both large, well-known companies as well as smaller, less well-known companies, and foreign securities listed on a foreign securities exchange or traded in the U.S. Each Fund may invest up to 15% of its net assets in illiquid securities.

The Investment Adviser's analysis of a potential investment for a Fund will focus on valuing a company and purchasing securities of a company when the Investment Adviser believes that value exceeds the market price. The Investment Adviser intends to focus on the fundamental worth of the companies under consideration. Fundamental worth is defined as the value of the basic businesses of a company, including products, technologies, customer relationships and other sustainable competitive advantages. For purposes of the Investment Adviser's analysis, fundamental worth is a reflection of the value of a company's assets and its earning power, and may be determined by use of price-earnings ratios and comparison with sales of comparable assets to independent third-party buyers in arms' length transactions. Balance sheet strength, the ability to generate earnings and a strong competitive position are the major factors the Investment Adviser uses when appraising a potential investment. Applicable price-earnings ratios depend on the earnings potential of a company as determined by the Investment Adviser. For example, a company that is a relatively high-growth company normally commands a higher price-earnings ratio than lower growth companies because future profits of a high-growth company are expected to be higher than those of a lower growth company.

The Investment Adviser may sell a security when there is a negative development in the company's competitive, regulatory or economic environment, when the company's growth prospects or financial situation are deteriorating, when the Investment Adviser believes a security is overvalued or when other investments are more attractive, or for other reasons.


26|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

Each Fund may purchase shares in initial public offerings ("IPOs"). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. When it sells shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.


ADDITIONAL
         RISK CONSIDERATIONS


EQUITY SECURITIES. Each Fund invests primarily in equity securities, which, by definition, entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and may be difficult to sell. Although profits in some of a Fund's holdings may be realized quickly, it is not expected that most of a Fund's investments will appreciate rapidly.



SMALL CAPITALIZATION COMPANIES. Each Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies. Although smaller companies often have potential for rapid growth, investment in them frequently involves greater risks because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. These factors make the securities of smaller companies subject to wider price fluctuations. When making large sales of securities of smaller companies that have smaller trading volumes, a Fund may


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|27
have to sell portfolio holdings at discounts from quoted prices or it may have to make a series of small sales over an extended period of time.



FOREIGN SECURITIES. Each Fund may purchase foreign securities that are listed on a foreign securities exchange, on a foreign over-the-counter market, or which are represented by American Depositary Receipts that are listed on a domestic securities exchange or traded in the U.S. on an over-the-counter market. Foreign investments may be subject to risks that are not typically associated with investments in domestic companies. For example, foreign investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments, the possibility of seizure or nationalization of companies or foreign assets, or the imposition of withholding and other taxes.


TEMPORARY DEFENSIVE MEASURES. For defensive purposes, each Fund may temporarily hold all or a portion of its assets in cash or money market instruments. Such action may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, if the market advances during this period, a Fund may not participate as much as it would have if it had been more fully invested.


CONCENTRATION OF INVESTMENTS IN THE "TARGET GROUP" OF HIGH TECHNOLOGY INDUSTRIES. Each Fund concentrates its investments primarily in companies within the target group of high technology industries (see list below). A Fund is subject to greater risk because of this concentration of its investment. For example, investments in companies in the target group of high technology industries include the risk that certain high technology products and services are subject to competitive pressures and aggressive pricing. Investments in companies that focus on new or unproven high technology products include the additional risk that the products will not meet expectations or even reach the marketplace.

Although the Investment Adviser currently believes that investments by the Funds in certain high technology industries may offer greater opportunities for growth of capital than investments in other industries, such investments may also expose investors to


28|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com
greater than average financial and market risk. Accordingly, an investment in a Fund does not constitute a balanced investment program.

Each of the Funds will invest primarily in one or more of the following industries within the target group of high technology industries. Because each Fund is non-diversified, at any point in time, a Fund may invest more than 25% of its assets in any one of the industries within the group. This will further increase a Fund's risk and will make the Fund more volatile.

   TARGET GROUP OF HIGH TECHNOLOGY INDUSTRIES

   - Semiconductor
   - Computer
   - Computer Peripheral
   - Software
   - Telecommunication
   - Mass Storage Device

   - Medical (only for Technology Value Fund)


PORTFOLIO MANAGEMENT

Firsthand Funds (the "Trust") retains Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, to manage the investments of each Fund. Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. He has been a portfolio manager of the Technology Value Fund, the Technology Leaders Fund and the Technology Innovators Fund since their respective inceptions.

The portfolios of The Communications Fund, The e-Commerce Fund, and the Global Technology Fund are team managed by the Investment Adviser's Technology Equities Team.



CALL TOLL-FREE 1.888.884.2675                                      Prospectus|29

OPERATION OF THE FUNDS


Under the Investment Advisory Agreement (the "Advisory Agreement"), the Investment Adviser receives from each Fund an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive its advisory fees or, if necessary, to reimburse expenses of a Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. During the fiscal year ended December 31, 1999 the Technology Value Fund, the Technology Leaders Fund and the Technology Innovators Fund each paid to the Investment Adviser fees of 1.50% of the Funds' average daily net assets.

The Trust has entered into a separate Administration Agreement (the "Administration Agreement") with the Investment Adviser. This agreement obligates the Investment Adviser to provide administrative and general supervisory services to the Fund. Under the Administration Agreement, the Investment Adviser oversees the maintenance of all books and records with respect to a Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records as required by the Investment Company Act of 1940. The Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations under the Administration Agreement. The Investment Adviser has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage and commission expenses, Independent Trustees' compensation and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.



30|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

ALPS Mutual Funds Services, Inc. (the "Underwriter"), a member of the National Association of Securities Dealers, Inc. ("NASD"), 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as principal underwriter and distributor for each Fund and, as such, is the exclusive agent for the distribution of shares of the Funds.

HOW TO PURCHASE SHARES


You may purchase shares directly through the Funds' transfer agent (the "Transfer Agent") or through a brokerage firm or financial institution that has agreed to sell a Fund's shares. If you purchase shares of a Fund through the transfer agent, the initial minimum investment is $10,000, except for certain retirement accounts. For Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and 403(b) accounts, the initial minimum investment is $2,000. For Education IRAs, the initial minimum investment is $500. For all other retirement accounts, the initial minimum investment is $10,000. Lower minimums may be available to you if you purchase shares of a Fund through a brokerage firm.

Shares of each Fund are sold on a continuous basis at the net asset value next determined after receipt by the Trust, or an agent of the Trust, of your properly completed purchase order. Any order placed with a brokerage firm is treated as if it was placed directly with the Trust. Your shares may be held in a pooled account in your broker's name, and in most instances the broker will maintain your individual ownership information. Your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's Prospectus and reports to shareholders. Purchase orders received by the Transfer Agent or your broker prior to the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on the day that you place your order are confirmed at the net asset value determined at the close of business on that day. If you place your order with a broker, it is the responsibility of the broker to promptly transmit properly completed orders.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|31

You may open an account and make an initial investment in a Fund through selected brokerage firms or financial intermediaries, or by sending a check and a properly completed account application form to Firsthand Funds, P.O. Box 8356, Boston, Massachusetts 02266-8356. Checks should be made payable to "Firsthand Funds." Only imprinted checks issued in U.S. dollars drawn on a U.S. bank or financial institution will be accepted. Third party checks and "starter" checks will not be accepted.

The Transfer Agent (or your broker) will mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

If your order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent. We may deduct the losses or fees from your existing account.

After the Trust receives and accepts your properly completed account application form, you may purchase shares of a Fund by bank wire. Please telephone the Transfer Agent (call toll-free 1.888.884.2675) for wire instructions. Be prepared to give the name of the Fund in which you wish to purchase shares, the name in which you want the account established, the address, telephone number and taxpayer identification number for the account, and the name of the bank that will wire the money. Your investment will be made at the next determined net asset value after your wire, along with the account information indicated above, is received. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a properly completed account application to the Transfer Agent. Your bank may charge you for sending a wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior written notice to you.

You may also purchase shares of a Fund by way of an Automated Clearing House ("ACH") transaction, after the Transfer Agent has received and accepted your properly


32|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com
completed account application form. Please telephone the Transfer Agent (call toll free 1.888.884.2675) for instructions.

After your initial purchase of a Fund's shares, you may purchase and add shares to your account ($50 minimum) by mail, ACH or by bank wire. Checks should be sent to Firsthand Funds, P.O. Box 8356, Boston, Massachusetts 02266-8356. Checks should be made payable to "Firsthand Funds." Bank wires should be sent as described above. Each additional purchase request must contain the account name and number to permit proper crediting.



HOW TO REDEEM SHARES


You may redeem shares of a Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your properly completed redemption request. Payment (less any applicable redemption fees) is normally made within three business days after the Transfer Agent receives your properly completed redemption request. Payment for redemptions of shares purchased by check or ACH will be effected only after the funds have been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.



BY TELEPHONE. You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the U.S. as designated on your application. To redeem by telephone, contact the Transfer Agent (call toll-free 1.888.884.2675). The redemption proceeds (less any applicable redemption fees) will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|33

You may change the bank or brokerage account that you designated on your account application at any time by writing to the Transfer Agent and including your signature guaranteed by any eligible guarantor institution (which include banks, brokers-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). A notary public CANNOT provide a signature guarantee. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary, or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous thirty days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Reasonable procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares, or the dollar amount, to be redeemed and your account number. You must sign your request exactly as your name appears on the Trust's account records. If the shares you want to redeem have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions as described in the previous section. If you change the name(s) or the address on your account within thirty days of your redemption request, the Transfer Agent will require you to request the redemption in writing, with your signature guaranteed, regardless of the value of the shares being redeemed.


34|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

Written redemption requests may also direct that the proceeds be deposited directly in the domestic bank or brokerage account you designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following the receipt of your properly completed request.


THROUGH BROKER-DEALERS. You may also redeem shares of the Fund held in your name by a securities broker or dealer by placing a redemption request through that broker-dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your redemption request from that broker-dealer. Brokers-dealers are responsible for promptly transmitting redemption orders.


ADDITIONAL REDEMPTION INFORMATION. If you request a redemption by wire, the proceeds (less any applicable redemption fee) will be wired directly to the U.S. commercial bank account or U.S. brokerage firm that you designated on your application. The Fund's Transfer Agent will charge you an $8 wire redemption processing fee. The Transfer Agent reserves the right to change the processing fee upon thirty days' prior written notice to you. The Transfer Agent will deduct all applicable charges from the amount of your redemption proceeds. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that a wire transfer of funds is impossible or impractical, your redemption proceeds will be sent to the designated account by mail.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an ACH transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions. The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares, as a result of your redemptions (not as a result of a decrease in market value) falls below $10,000, or such


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|35
other minimum amount as the Trust may from time to time determine. After notification to you of the Trust's intention to close your account, you will be given sixty days to increase the value of your account to the required minimum amount.

Large redemptions may have a negative impact on the Investment Adviser's ability to implement a Fund's investment strategy because the portfolio manager may need to sell securities that would not otherwise be sold in order to meet the redemption request. If, in any 90-day period, you redeem more than $250,000 or, your redemption request would amount to more than 1% of a Fund's net assets, then each Fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund (redemption in kind) taken at market value.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the SEC.

A redemption fee will apply to exchanges and redemptions out of a Fund if the shares exchanged or redeemed were held for fewer than 180 days. This redemption fee compensates a Fund for the increased expenses to longer-term shareholders resulting from the disruptive effect on the portfolio caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to you. The Fund from which your shares are redeemed or exchanged will retain the fee charged. Each Fund reserves the right to waive the redemption fee under certain circumstances.




SHAREHOLDER SERVICES

Contact the Transfer Agent (call toll-free 1.888.884.2675) for additional information about the shareholder services described below.


36|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

TAX-DEFERRED RETIREMENT PLANS

Shares of each Fund are available for purchase in connection with the following tax-deferred retirement plans:

   - IRA plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs

   - 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code of 1986 (the "Code")

DIRECT DEPOSIT PLANS

Shares of a Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or Social Security checks transferred automatically to purchase shares of a Fund.

AUTOMATIC INVESTMENT PLAN

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in a Fund from your bank, savings and loan or other depository institution account. The minimum monthly investment must be $50 under the plan; the applicable initial minimum investment still applies. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' prior written notice, to make reasonable charges for this service. If your depository institution imposes its own charge for debiting your account, this will reduce your return on your investment in a Fund. You may change the amount of your automatic investment or discontinue the plan at any time by writing or calling the Transfer Agent.


EXCHANGE PRIVILEGE


You may exchange shares of a Fund for shares of another Fund or for shares of the SSgA Money Market Fund (the "Money Market Fund") (a series of SSgA Funds), at relative


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|37
net asset value if you have received a prospectus describing such other fund(s). Shares of the Money Market Fund acquired via exchange may be reexchanged for shares of any Firsthand Fund at relative net asset value. Redemption fees apply to exchanged shares that were purchased fewer than 180 days prior to the exchange. In order to exchange your Fund shares for shares of the Money Market Fund, you must first read its prospectus and open a separate Money Market Fund account. To obtain a prospectus and account application for the Money Market Fund, call 1.888.884.2675.

You may request an exchange by sending a written request to the Transfer Agent. You must sign your request exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. The Transfer Agent will effect an exchange at the next determined net asset value after receipt of a properly completed request. Your request is subject to the Funds' cut-off time, which is normally 4:00 p.m. eastern time. Requests received by the Transfer Agent prior to the cut-off time will receive that day's net asset value. Requests received by the Transfer Agent after the cut-off time will be filled at the next day's net asset value.

The telephone exchange privilege is automatically available to all shareholders. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expense in acting on such telephone instructions when complying with telephone instructions they reasonably believe to be genuine. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Exchanges may only be made for shares of Funds then offered for sale in your state of residence and exchanges are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon sixty days' prior written notice to shareholders.


38|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

Exchanges are considered redemptions of the exchanged Fund shares for the purpose of assessing any applicable redemption fee. Any exchange constitutes a sale and may be taxable for federal income tax purposes.


FUND DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Distributions are automatically reinvested in additional shares of a Fund on the reinvestment date (the "Share Option") unless cash payments are specified on your application, or are otherwise requested by contacting the Transfer Agent. All distributions will be based on the net asset value in effect on the payable date.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks, or if your checks remain uncashed for six months, your distributions may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The following discussion regarding taxes is based on the federal income tax laws that were in effect as of the date of this prospectus and it summarizes only some of the important federal income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax adviser regarding the foreign, federal, state and local income tax consequences to you of an investment in a Fund. Further federal income tax considerations are discussed in the Statement of Additional Information.

Each Fund will distribute substantially all of its income and capital gains. Distributions of a Fund's net capital gains (generally, the excess of long-term capital gains over short-term capital losses) will be taxable to you as long-term capital gains, regardless of the


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|39
length of time you have held your Fund shares. Distributions of a Fund's income from all other sources generally will be taxable to you as ordinary income. Distributions from a Fund normally will be taxable to you when paid, whether you automatically reinvest them in additional Fund shares or you elect to take the distribution in cash.


Redemptions (including redemptions in-kind) and exchanges of a Fund's shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. If you have held your Fund shares for more than one year at the time of redemption or exchange, such capital gain or loss will be a long-term capital gain or loss.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. U.S. residents may be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by a Fund.

Each year the Trust will send you a statement indicating the amount and federal income tax status of all distributions made to you during the previous year.


CALCULATION OF SHARE PRICE

On each day that the Trust is open for business, the share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., eastern time). The Trust is open for business on each day the NYSE is open for business. The net asset value per share of a Fund is calculated by dividing the sum of the value of the securities held by that Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of a Fund's shares is effected is based on the next calculated net asset value after an order is placed.


40|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

A Fund's portfolio of securities is valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Board of Trustees. The net asset value per share of a Fund will fluctuate with the value of the securities it holds.

Because each Fund may invest in foreign securities that are listed on foreign exchanges, and which may trade on weekends or other days when a Fund does not price its shares, the net asset value of a Fund's shares may change on days when you will not be able to purchase or redeem shares.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all distributions). Tait, Weller & Baker, has audited the information for the periods ended December 31, 1995 through December 31, 1999. Their report, along with each Fund's financial statements is included in the Funds' annual report to shareholders, which is dated December 31, 1999. Financial Highlights for the Global Technology Fund have not been provided because this Fund had not commenced operations during the period indicated.


CALL TOLL-FREE 1.888.884.2675                                      Prospectus|41

FINANCIAL HIGHLIGHTS - TECHNOLOGY VALUE FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

------------------------------------------------------------------------------------------------------------------------
                                                 Six Months     Year         Year        Year         Year        Year
                                                    Ended       Ended        Ended       Ended        Ended      Ended
                                                  06/30/2000  12/31/1999  12/31/1998   12/31/1997  12/31/1996 12/31/1995
                                                 (unaudited)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $   90.52    $  32.24    $  26.06    $  26.66    $  18.44    $  11.70
                                                  ----------------------------------------------------------------------
Income from investment operations:
    Net investment loss                               (0.48)      (0.35)      (0.59)      (0.26)      (0.08)      (0.14)
    Net realized and unrealized gains
        on investments                                24.36       61.36        6.77        1.90       11.20        7.28
                                                  ----------------------------------------------------------------------
Total from investment operations                      23.88       61.01        6.18        1.64       11.12        7.14
                                                  ----------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                 --          --          --          --          --          --
    Distributions from net realized gains                --       (2.71)         --       (1.80)      (2.90)      (0.40)
    Distribution in excess of net realized gains         --       (0.02)         --       (0.44)         --          --
                                                  ----------------------------------------------------------------------
Total distributions                                      --       (2.73)         --       (2.24)      (2.90)      (0.40)
                                                  ----------------------------------------------------------------------
Net asset value at end of period                  $  114.40    $  90.52    $  32.24    $  26.06    $  26.66    $  18.44
                                                  ======================================================================

Total return                                       26.38%(a)    190.40%      23.71%       6.46%      60.55%      61.17%
                                                  ======================================================================

Net assets at end of period (millions)            $ 4,051.3    $1,355.6    $  178.1    $  194.4    $   35.1    $    2.7
                                                  ======================================================================

Ratio of expenses to average net assets             1.83%(b)      1.91%       1.95%       1.93%       1.81%       1.98%

Ratio of net investment loss to average net assets(1.07%)(b)     (1.27%)     (1.80%)     (1.43%)     (0.55%)     (1.45%)

Portfolio turnover rate                                 38%         41%        126%        101%         43%         45%

(a) Not annualized.
(b) Annualized.



42|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

FINANCIAL HIGHLIGHTS - TECHNOLOGY LEADERS FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD


---------------------------------------------------------------------------------------------------------------
                                                           Six Months     Year        Year        Year
                                                              Ended       Ended       Ended       Ended
                                                           6/30/20001   2/31/1999   12/31/1998  12/31/1997 (a)
                                                          (unaudited)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     $    44.68  $    17.94   $  10.07   $  10.00
                                                           ----------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                (0.27)      (0.17)     (0.09)      0.01
    Net realized and unrealized gains
        on investments                                           9.03       27.40       7.96       0.06
                                                           ----------------------------------------------------
Total from investment operations                                 8.76       27.23       7.87       0.07
                                                           ----------------------------------------------------
Less distributions:
    Dividends from net investment income                           --          --         --         --
    Distributions from net realized gains                          --       (0.49)        --         --
    Distribution in excess of net realized gains                   --          --         --         --
                                                           ----------------------------------------------------
Total distributions                                                --       (0.49)        --         --
                                                           ----------------------------------------------------

Net asset value at end of period                               $53.44  $    44.68   $  17.94   $  10.07
                                                           ====================================================

Total return                                                 19.61%(b)    152.58%     78.15%    0.70%(b)
                                                           ====================================================

Net assets at end of period (millions)                     $    871.6  $    395.6   $   42.8   $    3.6
                                                           ====================================================

Ratio of expenses to average net assets                       1.91%(c)      1.94%      1.94%    1.80%(c)

Ratio of net investment income (loss) to average net assets (1.31%)(c)     (1.27%)    (1.03%)   1.77%(c)

Portfolio turnover rate                                            10%        16%       105%         0%

(a) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(b) Not Annualized.
(c) Annualized.



CALL TOLL-FREE 1.888.884.2675                                      Prospectus|43

FINANCIAL HIGHLIGHTS - TECHNOLOGY INNOVATORS FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD


---------------------------------------------------------------------------------------------------------------
                                                                      Six Months        Year        Period
                                                                         Ended          Ended        Ended
                                                                       6/30/2000     12/31/1999   12/31/1998(a)
                                                                      (unaudited)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 $    49.36     $   16.01    $   10.00
                                                                     ------------------------------------------
Income from investment operations:
    Net investment loss                                                     (0.44         (0.06)       (0.01)
    Net realized and unrealized gains on investments                        13.35         33.98         6.02
                                                                     ------------------------------------------
Total from investment operations                                            12.91         33.92         6.01
                                                                     ------------------------------------------
Less distributions:
    Dividends from net investment income                                       --            --           --
    Distributions from net realized gains                                      --         (0.57)          --
    Distribution in excess of net realized gains                               --            --           --
                                                                     ------------------------------------------
Total distributions                                                            --         (0.57)          --
                                                                     ------------------------------------------

Net asset value at end of period                                       $    62.27     $   49.36    $   16.01
                                                                     ==========================================

Total return                                                             26.15%(b)       212.34%    60.10%(b)
                                                                     ==========================================

Net assets at end of period (millions)                                 $    863.7     $   603.9    $     6.5
                                                                     ==========================================

Ratio of expenses to average net assets                                   1.90%(c)        1.93%      1.92%(c)

Ratio of net investment loss to average net assets                      (1.45%)(c)       (0.59%)   (0.59%)(c)

Portfolio turnover rate                                                       25%           44%         188%

(a) Represents the period from the commencement of operations (May 20, 1998) through December 31, 1998.
(b) Not Annualized.
(c) Annualized.



44|[LOGO]FIRSTHAND-Registered Trademark- FUNDS            www.FirsthandFunds.com

FINANCIAL HIGHLIGHTS - THE COMMUNICATIONS FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD


-----------------------------------------------------------------------------------------------
                                                                     Six Months      Period
                                                                       Ended         Ended
                                                                     6/30/2000   12/31/1999 (a)
                                                                    (unaudited)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period                             $  14.65         $     10.00
                                                                   ----------------------------
Income from investment operations:
    Net investment loss                                               (0.09)              (0.00)
    Net realized and unrealized gains on investments                   1.92                4.65
                                                                   ----------------------------
Total from investment operations                                       1.83                4.65
                                                                   ----------------------------
Less distributions:
    Dividends from net investment income                                 --                  --

    Distributions from net realized gains                                --                  --

    Distribution in excess of net realized gains                         --                  --
                                                                   ----------------------------
Total distributions                                                      --                  --
                                                                   ----------------------------

Net asset value at end of period                                   $  16.48         $     14.65
                                                                   ============================

Total return                                                       12.49%(b)           46.50%(b)
                                                                   ============================

Net assets at end of period (millions)                             $  629.4         $     182.2
                                                                   ============================

Ratio of expenses to average net assets                             1.91%(c)            1.95%(c)


Ratio of net investment loss to average net assets                (1.19%)(c)          (0.30%)(c)


Portfolio turnover rate                                                  45%                  0%

(a) Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(b) Not Annualized.
(c) Annualized.



CALL TOLL-FREE 1.888.884.2675                                      Prospectus|45

FINANCIAL HIGHLIGHTS - THE E-COMMERCE FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD


--------------------------------------------------------------------------------------------------
                                                                    Six Months     Period
                                                                      Ended         Ended
                                                                    6/30/2000    12/31/1999 (a)
                                                                   (unaudited)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period                             $  14.86         $     10.00
                                                                   ----------------------------
Income from investment operations:
    Net investment income (loss)                                      (0.07)               0.00
    Net realized and unrealized gains (losses) on investments         (0.29)               4.86
                                                                   ----------------------------
Total from investment operations                                      (0.36)               4.86
                                                                   ----------------------------
Less distributions:
    Dividends from net investment income                                 --                  --
    Distributions from net realized gains                                --                  --
    Distribution in excess of net realized gains                         --                  --
                                                                   ----------------------------
Total distributions                                                      --                  --
                                                                   ----------------------------

Net asset value at end of period                                   $  14.50         $     14.86
                                                                   ============================

Total return                                                      (2.42%)(b)          48.60% (b)
                                                                   ============================

Net assets at end of period (millions)                             $  613.3         $     298.7
                                                                   ============================

Ratio of expenses to average net assets                            1.92% (c)           1.95% (c)

Ratio of net investment income (loss) to average net assets       (1.16%)(c)           0.05% (c)

Portfolio turnover rate                                                 21%                  0%

(a) Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(b) Not Annualized.
(c) Annualized.



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


NOTES


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NOTES


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NOTES


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NOTES


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NOTES


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NOTES


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NOTES

[LOGO]


FIRSTHAND FUNDS
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

INVESTMENT ADVISER
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113

UNDERWRITER
ALPS Mutual Funds Services, Inc.
Member NASD
370 17th Street
Suite 3100
Denver, CO 80202


TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Additional information about each Fund and its investments is included in the Statement of Additional Information ("SAI"). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). The Funds' Annual and Semi-Annual Reports will include a discussion of each Fund's holdings and recent market conditions and investment strategies that affected performance.

To obtain a free copy of any of these documents or to request other information or ask questions about a Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit Firsthand's web site at www.FirsthandFunds.com.

The SAI, the Funds' Annual and Semi-Annual Reports and other related materials are available on the SEC's Internet Web site at www.sec.gov. You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. You can also review and copy information about each Fund, including the Funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1.202.942.8090 for information on the operation of the SEC's Public Reference Room.

Firsthand is a registered trademark of Firsthand Capital Management, Inc.



                                                               File No. 811-8268

                                FIRSTHAND FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


                               NOVEMBER 30, 2000



                  TECHNOLOGY VALUE FUND-REGISTERED TRADEMARK-
                            TECHNOLOGY LEADERS FUND
                           TECHNOLOGY INNOVATORS FUND
                          THE COMMUNICATIONS FUND-TM-
                            THE E-COMMERCE FUND-TM-
                             GLOBAL TECHNOLOGY FUND



This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus for the Funds dated November 30, 2000, as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 8356, Boston, MA 02266-8356 , or by calling Firsthand Funds toll-free at 1.888.884.2675. The Firsthand Funds' Semi-annual Report to Shareholders, as filed on September 5, 2000, and the Annual Report to Shareholders, as filed on March 6, 2000, are incorporated by reference into this SAI. The Semi-annual and the Annual Reports are available, free of charge, upon request, by calling the toll-free number shown above.


                               TABLE OF CONTENTS


THE TRUST...................................................     2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS...............     2
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS.....     8
INVESTMENT RESTRICTIONS.....................................    10
TRUSTEES AND OFFICERS.......................................    11
CODE OF ETHICS..............................................    12
INVESTMENT ADVISORY AND OTHER SERVICES......................    12
THE UNDERWRITER.............................................    14
SECURITIES TRANSACTIONS.....................................    14
PORTFOLIO TURNOVER..........................................    15
PURCHASE, REDEMPTION AND PRICING OF SHARES..................    15
TAXES.......................................................    16
HISTORICAL PERFORMANCE INFORMATION..........................    18
PRINCIPAL SECURITY HOLDERS..................................    21
CUSTODIAN...................................................    23
LEGAL COUNSEL AND AUDITORS..................................    23
STATE STREET BANK AND TRUST COMPANY.........................    24
FINANCIAL STATEMENTS........................................    24

    THE TRUST


Firsthand Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on November 11, 1993, and offers shares of six series. Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. This Statement of Information ("SAI") pertains to the Technology Value Fund, the Technology Leaders Fund, the Technology Innovators Fund, The Communications Fund, The e-Commerce Fund, and the Global Technology Fund (each a "Fund" and collectively the "Funds"). Each Fund is a non-diversified series and has its own investment objective and policies.



The shares of each Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.



Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund. Each share of a Fund is entitled to its pro rata portion of such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


    DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:

MAJORITY. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of
(1) two-thirds or more of the outstanding shares of the Trust (or the applicable
Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).


DEBT SECURITIES. Each Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Firsthand Capital Management, Inc., the Funds' investment adviser (the "Investment Adviser"), offer long-term capital appreciation possibilities because of the timing of such investments. Each Fund intends that no more than 35% of its total assets will be comprised of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if a Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise.


Each Fund's investments in this area will consist solely of investment grade securities (rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or unrated securities determined by the Investment Adviser to be of comparable quality). While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below a Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Investment Adviser's assessment of the most opportune time for sale.


COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.


The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. The factors considered by Moody's in assigning ratings include the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships that exist with the issuer; and recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better (although in some cases "BBB" credits may be allowed); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. A Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion, and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs when trying to sell the security. Costs incurred as a result of delays may include loss of interest or a decline in price of a security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased by a Fund, the Investment Adviser seeks to minimize the potential risk of loss by analyzing the creditworthiness of the obligor, which in this case, is the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

MONEY MARKET FUNDS. Each Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. The 1940 Act prohibits a Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts a Fund's investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market investment company involves payment by the Fund of its pro rata share of advisory and administrative fees paid by such investment company, which are in addition to a Fund's own advisory and administrative fees.

WARRANTS. Each Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of a Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

FOREIGN SECURITIES. Subject to each Fund's investment policies and quality standards, each Fund may invest in the securities of foreign issuers. Because the Funds may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments, expropriation or nationalization of assets, restrictions on foreign investments and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and the difficulty of enforcing legal rights outside the United States.


NON-DIVERSIFICATION OF INVESTMENTS. Each Fund is operated as a "non-diversified" investment company. As a non-diversified investment company, each Fund may be subject to greater risks than diversified companies because since each Fund invests in only a few issuers, if the value of those issuers fluctuates, the value of the Fund is affected to a greater degree than if the Fund had a more diversified portfolio. However, at the close of each fiscal quarter at least 50% of the value of each Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. Government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) a Fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by a Fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer.

WRITING COVERED CALL OPTIONS. Each Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that a Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is "covered" if a Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.


The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of any Fund.


WRITING COVERED PUT OPTIONS. Each Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.


The risks involved in writing put options include the chance that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of any Fund.


OPTIONS TRANSACTIONS GENERALLY. Option transactions in which the Funds may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; there may be imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Investment Adviser's ability to select the proper time, type and duration of the options.


By writing options, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. Each Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then current market value. A Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. A Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund. When writing put options a Fund will be required to segregate cash and/or liquid securities to meet its obligations. When writing call options a Fund will be required to own the underlying financial instrument or segregate with its Custodian cash and/ or liquid securities to meet its obligations under written calls. By so doing, a Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired. The staff of the Securities and Exchange Commission has taken the position that over-the-counter options and the assets used as "cover" for over-the-counter options are illiquid securities.



The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. A Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid. In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.



It is the present intention of the Investment Adviser not to commit greater than 30% of a Fund's net assets to option strategies.


BORROWING. Each Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund may pledge its assets in connection with borrowings. While a Fund's borrowings exceed 5% of its total assets, it will not purchase portfolio securities.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to risks which include the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of its portfolio securities to no more than 30% of its total assets.



Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. A Fund receives amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. A Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit a Fund to reacquire loaned securities in time to vote on any important matter. Loans of portfolio securities are not a principal investment strategy of any Fund.


ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. In addition, such securities could become illiquid if, for a time, qualified institutional buyers become unavailable, and if such securities become illiquid, they would be counted in determining the limit on illiquid securities held in a Fund's portfolio.


            QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or, there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

MOODY'S

aaa - An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue that is rated a is considered to be an upper-medium grade preferred stock. Although risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and it indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

    INVESTMENT RESTRICTIONS


The Trust has adopted certain fundamental investment restrictions that are designed to reduce the risk of investing in a Fund. These restrictions may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund. No Fund shall:


    1. Underwrite the securities of other issuers, except that a Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

    2. Purchase or sell real estate or interests in real estate, but a Fund may purchase marketable securities of companies holding real estate or interests in real estate.


    3. Purchase or sell commodities or commodity contracts, including futures contracts, except that the Technology Leaders Fund, the Technology Innovators Fund, The Communications Fund, The e-Commerce Fund, and the Global Technology Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.


    4. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of a Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of a Fund's total assets.

    5. Purchase securities on margin, but a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

    6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of a Fund's total assets at the time any borrowing is made. While a Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.


    7. Purchase or sell puts and calls on securities, except that the Technology Leaders Fund, the Technology Innovators Fund, The Communications Fund, The e-Commerce Fund, and the Global Technology Fund may purchase and sell puts and calls on stocks and stock indices.


    8.  Make short sales of securities.

    9. Participate on a joint or joint and several basis in any securities trading account.

    10. Purchase the securities of any other investment company except in compliance with the 1940 Act.


In addition, each Fund has adopted a fundamental policy of concentrating its investments in certain high technology industries as described in the Prospectus.


With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

    TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their compensation from the Trust for the fiscal year ended December 31, 1999.


                                                 YEAR OF       POSITION HELD
NAME                                              BIRTH       WITH THE TRUST      TOTAL COMPENSATION**
----                                             --------   -------------------   --------------------
Kevin M. Landis*...............................    1961     Trustee/President                N/A
Michael T. Lynch...............................    1961     Trustee                      $20,000
Mark Taguchi***................................    1956     Trustee                      $20,000
Jerry Wong***..................................    1951     Trustee                      $     0
Yakoub Bellawala...............................    1965     Treasurer                        N/A
Omar Billawala.................................    1961     Secretary                        N/A
William Beston.................................    1967     Assistant Treasurer              N/A
Julie Tedesco..................................    1957     Assistant Secretary              N/A
Sheila Twible..................................    1957     Assistant Treasurer              N/A


------------------------

  *Kevin M. Landis is an affiliated person of Firsthand Capital
   Management, Inc., the Funds' investment adviser, and is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

 **The Trust does not maintain pension or retirement plans.

***Mark Taguchi resigned in November 1999. After accepting his resignation, the Board of Trustees then appointed Jerry Wong as a new independent trustee of the Trust.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

KEVIN M. LANDIS, 125 South Market, Suite 1200, San Jose, CA 95113, is President of Firsthand Capital Management, Inc., and has been a portfolio manager with Firsthand Capital Management, Inc. since 1994.


MICHAEL T. LYNCH, 400 North 34th St., Suite 300, Seattle, WA 98103, is currently a Vice President of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software).

Mr. Lynch served as a Product Manager for Iomega Corp. (a manufacturer of computer peripherals) from 1995 through 1999. Mr. Lynch served as a Product Manager for Adaptec, Inc. (a manufacturer of computer peripherals and software) during 1995. He served as Product Line Manager for Calera Recognition
Systems, Inc. (a manufacturer of Optical Character Recognition software) from 1990 to 1995.



JERRY WONG, 999 Baker Way, Suite 100, San Mateo, CA 94104, is currently Vice President of Finance and Executive Vice President of U.S. Operations of Poet Holdings, Inc. (a manufacturer of software). Mr. Wong served as a Corporate Controller for Blyth Software Inc. from 1993 through July 1995 and has been with Poet since 1995. Mr. Wong served as Corporate Controller and Secretary of Corporation for Protocol Engines Inc from 1991 to 1993.



YAKOUB BELLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Vice President of Business Development of Firsthand Capital Management, Inc. He was previously the Database Marketing Manager for Silicon Graphics, Inc. (a manufacturer of computers) from 1995 through 1996. Prior to that he was the Director of Product Management and Product Marketing for Starbase Corporation (a manufacturer of software) from 1994 through 1995.



OMAR BILLAWALA, 125 South Market, Suite 1200, San Jose, CA 95113, is Chief Operating Officer of Firsthand Capital Management, Inc. Prior to that, he was an associate at Paul Hastings, Janofsky & Walker LLP from 1997 to 1999.



WILLIAM BESTON, 225 Franklin Street, Boston, MA 02110, has been a Vice President at State Street Bank and Trust Company from June 1996 to the present. Prior to that, he was a manager at Coopers & Lybrand from 1989-1996.



JULIE TEDESCO, 225 Franklin Street, Boston, MA 02110, is a Vice President and Associate Counsel at State Street Bank and Trust Company. From 1994 to January, 2000, she was Counsel at First Data Investor Services Group, Inc., which is a third-party mutual fund administrator.



SHEILA TWIBLE, 225 Franklin Street, Boston, MA 02110, has been a Director of Fund Administration at State Street Bank and Trust Company from 1992 to the present.


    CODES OF ETHICS

The Trust, its Investment Adviser, and its principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities that may be purchased or held by a Fund.

    INVESTMENT ADVISORY AND OTHER SERVICES


Firsthand Capital Management, Inc. (the "Investment Adviser"), 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the Securities and Exchange Commission under the 1940 Act. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.


Under the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser, the Investment Adviser (i) manages the investment operations of each Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with each Fund's investment objective,
(ii) provides all statistical, economic and financial information reasonably required by the Funds and reasonably available to the Investment Adviser,
(iii) provides the Custodian of the Funds' securities on each business day with a list of trades for that day, and (iv) provides persons satisfactory to the Trust's Board of Trustees to act as officers of the Trust.

Pursuant to the Advisory Agreement, each Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, reimburse expenses of the Funds to the extent necessary to limit each Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. For the fiscal years ended December 31, 1999, 1998, and 1997, the Technology Value Fund paid advisory fees of $6,202,423, $2,734,532, and $1,830,251, respectively. For the fiscal year and period ended December 31, 1999, 1998 and 1997, the Technology Leaders Fund paid advisory fees of $1,769,767, $286,734 and $1,769, respectively. For the fiscal period ended December 31, 1999 and 1998, the Technology Innovators Fund paid advisory fees of $1,751,713 and $14,782, respectively. For the fiscal period ended December 31, 1999, the Communications Fund paid advisory fees of $248,417. For the fiscal period ended December 31, 1999, the e-Commerce Fund paid advisory fees of $404,384.

By its terms, the Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees, or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the each Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Funds' security transactions and the Funds' books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.


Pursuant to the Administration Agreement, each Fund will pay to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

For the fiscal years ended December 31, 1999, 1998, and 1997, the Technology Value Fund paid administrative fees of $1,703,732, $816,383, and $778,503, respectively. For the fiscal years and period ended December 31, 1999, 1998 and 1997, the Technology Leaders Fund paid administrative fees of $524,251, $86,020 and $531, respectively. For the fiscal year and period ended December 31, 1999 and 1998, the Technology Innovators Fund paid administrative fees of $505,227 and $4,435, respectively. For the fiscal period ended December 31, 1999, the Communications Fund and the e-Commerce Fund paid administrative fees of $74,525 and $120,372, respectively.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' notice to the Investment Adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of a Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

    THE UNDERWRITER

ALPS Mutual Fund Services, Inc. (the "Underwriter"), 370 17th Street,
Suite 3100, Denver, CO 80202, serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Underwriter, or by the Underwriter at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

    SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Funds' portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Funds' portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Funds, taking into account such factors as the overall net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Funds' portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Funds may be used in managing the Investment Adviser's other investment accounts.


The Funds may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the "third market" (i.e., otherwise than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Funds' own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

Neither the Investment Adviser nor any affiliated person thereof will participate in commissions paid by the Funds to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions.


The Technology Value Fund paid brokerage commissions of $332,719, $110,003, and $275,303 during the fiscal years ended December 31, 1999, 1998, and 1997, respectively. The Technology Leaders Fund paid brokerage commissions of $31,982, $19,440 and $876 during the fiscal year and period ended December 31, 1999, 1998 and 1997, respectively. The Technology Innovators Fund paid brokerage commissions of $67,099 and $1,050 during the fiscal year and period ended December 31, 1999 and 1998. The Communications Fund and the e-Commerce Fund paid brokerage commissions of $19,626 and $13,240, respectively, for the fiscal period ended December 31, 1999.


    PORTFOLIO TURNOVER

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and could reduce a Fund's returns. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate. The turnover for a Fund is not expected to exceed 100% annually.

    PURCHASE, REDEMPTION AND PRICING OF SHARES

CALCULATION OF SHARE PRICE


The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Because a Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when a Fund does not price its shares, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.


In valuing a Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Funds , including restricted securities and securities that are not readily marketable, are valued in such manner as the Investment Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

PURCHASE OF SHARES


Properly completed orders for shares that are received by the Trust prior to the close of business on the Exchange are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange on that day. Properly completed orders received after the close of the Exchange, or on a day it is not open for trading, are priced at the net asset value at the close of the Exchange on the next day on which it is open for trading.


REDEMPTION OF SHARES


The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven calendar days after the receipt of a shareholder's redemption request is made in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus, except (a) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (b) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (c) for any other period that the Securities and Exchange Commission may by order permit for the protection of security holders of the Funds.



When a redemption is requested, the Trust will redeem all or any portion of your shares of a Fund in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus.


REDEMPTION IN KIND


As described in the Prospectus, payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.


    TAXES

Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Funds control and which are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As regulated investment companies, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, each Fund intends to make distributions in accordance with these distribution requirements.

In view of each Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of each Fund's gross income. Distributions by a Fund of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of each Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.


Because each Fund may invest in securities of foreign companies, a Fundmay be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by its shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Funds do not anticipate investment in securities of foreign corporations to this extent, the Funds will likely not be able to make this election and foreign tax credits will be allowed only to reduce a Fund's tax liability, if any.


Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Funds, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, exchange, redemption or repurchase of shares of the Funds that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Funds which he has held for less than six months and on which he has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Funds will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

Provided that a Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Funds.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Funds. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

    HISTORICAL PERFORMANCE INFORMATION

A Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

                        P(1+T)(to the power of n) = ERV

Where:

P    =    a hypothetical initial payment of $1,000
T    =    average annual total return
n    =    number of years (1, 5, or 10)
ERV  =    ending redeemable value of a hypothetical $1,000 payment
          made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of a Fund's existence or shorter periods dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of a Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of a Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The average annual total returns of the Funds for the periods ended December 31, 1999 are as follows:


Technology Value Fund:
  1-Year....................................................   190.40%
  5-Year....................................................    58.15%
  Since inception (May 20, 1994)............................    56.53%
  Since SEC effective date (December 15, 1994)..............    59.23%

Technology Leaders Fund:
  1-Year....................................................   152.58%
  Since inception (December 10, 1997).......................   108.22%

Technology Innovators Fund:
  1-Year....................................................   212.34%
  Since inception (May 20, 1998)............................   170.21%

Communications Fund
  Since inception (September 30, 1999) (not annualized).....    46.50%

e-Commerce Fund
  Since inception (September 30, 1999) (not annualized).....    48.60%

Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The Technology Value Fund's total returns as calculated in this manner for the periods ended December 31 are as follows:

PERIOD ENDED                                                  TOTAL RETURN
------------                                                  ------------
December 31, 1994*..........................................      17.00%
December 31, 1994**.........................................      (1.43%)
December 31, 1995...........................................      61.17%
December 31, 1996...........................................      60.55%
December 31, 1997...........................................       6.46%
December 31, 1998...........................................      23.71%
December 31, 1999...........................................     190.40%

The Technology Leaders Fund's total returns as calculated in this manner for the periods ended December 31 are as follows:

PERIOD ENDED                                                  TOTAL RETURN
------------                                                  ------------
December 31, 1997...........................................        .70%
December 31, 1998...........................................      78.15%
December 31, 1999...........................................     152.58%

The Technology Innovators Fund's total returns as calculated in this manner for the periods ended December 31 are as follows:


PERIOD ENDED                                                  TOTAL RETURN
------------                                                  ------------
December 31, 1998...........................................      60.10%
December 31, 1999...........................................     212.34%


The Communications Fund's total return as calculated for the period-ended December 31, 1999 is as follows:

PERIOD ENDED***                                               TOTAL RETURN
---------------                                               ------------
December 31, 1999...........................................      46.50%

The e-Commerce Fund's total return as calculated for the period-ended December 31, 1999 is as follows:


PERIOD ENDED***                                               TOTAL RETURN
---------------                                               ------------
December 31, 1999...........................................      48.60%


------------------------

  *Since inception (May 20, 1994).

 **Since SEC-effectiveness (December 15, 1994).

***Since inception (September 30, 1999).

A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Funds.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:


Both Morningstar Principia Pro and Lipper Mutual Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Funds may provide comparative performance information appearing in any appropriate category published by Morningstar, Inc., or by Lipper Analytical Services, Inc. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed primarily on the Exchange. The Russell 2000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the investable U.S. equity market). The NASDAQ Composite Index is an unmanaged index that averages the trading prices of more than almost 5,000 domestic companies. The Value Line Composite Index is an unmanaged equal-weighted index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.


In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

    PRINCIPAL SECURITY HOLDERS


As of November 3, 2000 the following persons owned of record 5% or more of the shares of the Funds:



THE TECHNOLOGY VALUE FUND:



NAME                                                          % OWNERSHIP       SHARES
----                                                          -----------   ---------------
Charles Schwab & Co., Inc. .................................     38.02%     14,866,615.1940
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

National Financial Services Corp. ..........................     23.74%      9,284,022.2440
 FBOC
 200 Liberty St. 5th Floor
 New York, New York 10281-1003

National Investors Services Corp. ..........................      6.83%      2,669,931.3300
 FBOC
 Mutual Funds Department
 55 Water Street, 32nd Floor
 New York, New York 10041-3299

Pershing & Co. .............................................      5.40%      2,109,872.5690
 FBOC
 Attn: Barbara Capasso
 P.O. Box 2052
 Jersey City, New Jersey 07303-2052



THE TECHNOLOGY LEADERS FUND:



Charles Schwab & Co., Inc. .................................    40.56%      6,443,591.5350
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

NAME                                                          % OWNERSHIP       SHARES
----                                                          -----------   ---------------
National Financial Services Corp. ..........................     21.32%      3,387,279.4320
 FBOC
 200 Liberty Street, 5th Floor
 New York, New York 10281-1003

Donaldson Lufkin & Jenrette SECS ...........................      6.46%      1,025,703.0850
 FBOC
 Attn Barbara Capasso
 P.O. Box 2052
 Jersey City, New Jersey 07303-2052



THE TECHNOLOGY INNOVATORS FUND:



Charles Schwab & Co., Inc. .................................    42.68%      5,118,542.0490
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

National Financial Services Corp. ..........................    21.81%      2,615,320.4640
 FBOC
 200 Liberty St. 5th Floor
 New York, New York 10281-1003

National Investor Services Corp. ...........................     7.47%        896,057.1370
 FBOC
 Mutual Funds Department
 55 Water Street, 32nd Floor
 New York, New York 10041-3299

Donaldson Lufkin & Jenrette Securities .....................     5.33%        639,645.0830
 Attn: Barbara Capasso
 P. O. Box 2052
 Jersey City, New Jersey 07303-2052



THE COMMUNICATIONS FUND:



Charles Schwab & Co., Inc. .................................    33.94%     11,042,352.7760
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

National Financial Services Corp. ..........................    28.24%      9,186,569.6150
 FBOC
 200 Liberty Street 5th Floor
 New York, New York 10281-1003

National Investor Services Corp. ...........................     7.92%      2,577,781.1170
 FBOC
 Mutual Funds Department
 55 Water Street, 32nd Floor
 New York, New York 10041-3299

NAME                                                          % OWNERSHIP       SHARES
----                                                          -----------   ---------------
THE E-COMMERCE FUND:

Charles Schwab & Co., Inc. .................................     35.92%     12,999,100.6170
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

National Financial Services Corp. ..........................     23.01%      8,326,474.8490
 FBOC
 200 Liberty Street 5th Floor
 New York, New York 10281-1003

National Investor Services Corp. ...........................      6.91%      2,499,874.9310
 FBOC
 55 Water Street, 32nd Floor
 New York, New York 10041-3299



THE GLOBAL TECHNOLOGY FUND:



Charles Schwab & Co., Inc. .................................    31.64%      4,482,844.1900
 FBOC
 101 Montgomery Street
 San Francisco, California 94104-4122

National Financial Services Corp. ..........................    18.38%      2,604,783.1650
 FBOC
 200 Liberty Street 5th Floor
 New York, New York 10281-1003



Charles Schwab & Co., a corporation organized in California, may be deemed to control each of the Funds. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of a Fund generally would be able to cast the deciding vote.



As of November 3, 2000, the Trustees and officers of the Trust owned of record or beneficially less than 1% of each Fund's outstanding shares.


    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, has been retained to act as Custodian for each Fund's investments. State Street Bank and Trust Company acts as each Fund's depository, safe-keeps the portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.


    LEGAL COUNSEL AND AUDITORS

The law firm of Morrison & Foerster LLP, 2000 Pennsylvania Avenue., NW, Washington, DC 20006, acts as legal counsel for the Trust and the Trust's independent Trustees.


The firm of Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, Pennsylvania 19103, has been selected as independent auditors for the Trust for the fiscal year ending December 31, 1999. Tait, Weller & Baker performs an annual audit of the Trust's financial statements and will advise the Trust as to certain accounting matters.

    STATE STREET BANK AND TRUST COMPANY


State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Funds' shares and act as dividend and distribution disbursing agent. State Street also provides sub-administrative services to each Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable State Street to perform its duties. For the performance of these services, the Investment Adviser (not the Funds) pays State Street (1) a fee for sub-administrative services at the annual rate of 0.03% of the first $1 billion of the Trust's average daily net assets, 0.025% of the next $1 billion of the Trust's average daily net assets, 0.02% of the next $1 billion of the Trust's average daily net assets, 0.015% of the next $2 billion of the Trust's average daily net assets, and 0.010% of the average daily net assets of the Trust thereafter; (2) a fee for transfer agency and shareholder services at the annual rate of 0.02% of the Trust's average daily net assets; and (3) a fee for accounting and pricing services at the annual rate of 0.0125% of the first
$1 billion of the Trust's average daily net assets, 0.01% of the next
$1 billion of the Trust's average daily net assets, 0.005% of the next
$1 billion of the Trust's average daily net assets, and 0.0025% of the Trust's average daily net assets thereafter.


    FINANCIAL STATEMENTS


Financial statements for the Funds for the period ended June 30, 2000, as contained in the Semi-annual Report to Shareholders and for the period ended December 31, 1999, as contained in the Annual Report to Shareholders, are incorporated herein by this reference.



Financial statements for the Global Technology Fund are not available because this Fund had not been in existence for at least six months as of the date of this SAI.

--------------------------------------------------------------------------------
                                     PART C


                                OTHER INFORMATION
--------------------------------------------------------------------------------

PART C

Other Information
--------------------------------------------------------------------------------

Firsthand Funds

Form N-1A

Part C

Item 23.  Exhibits.

(a)  Declaration of Trust

     (i) Declaration of Trust - Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the Securities and Exchange Commission (the "SEC") on May 11, 1999 ("Post-Effective Amendment No. 7").

     (ii) Amendments to Declaration of Trust as adopted on February 14, 1998 - Incorporated by reference to Post-Effective Amendment No. 7.

(b)  Bylaws

     (i)  By-Laws - Incorporated by reference to Post-Effective Amendment No. 7.

     (ii) Amendments to By-Laws as adopted on February 14, 1998 - Incorporated by reference to Post-Effective Amendment No. 7.

(c) Instruments Defining Rights of Security Holders - Incorporated by reference to the Declaration of Trust and By-Laws.

(d) Form of Investment Advisory Agreement - Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the SEC on September 30, 1999 ("Post-Effective Amendment No. 10").

(e) Distribution Agreement with ALPS Mutual Funds Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed with the SEC on August 18, 2000 ("Post-Effective Amendment No. 14").

(f)  Bonus or Profit Sharing Contracts - Not Applicable.

(g) Custody Agreement with State Street Bank and Trust Company - Incorporated by reference to Post-Effective Amendment No. 14.


(h)  Other Material Contracts


     (i) Form of Administration Agreement with Firsthand Capital Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 12.


     (ii) Transfer Agency and Service Agreement with State Street Bank and Trust Company, dated March 15, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.


    (iii) Administration Agreement between Firsthand Capital Management, Inc. and State Street Bank and Trust Company, dated April 30, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.


     (iv) Investment Accounting Agreement with State Street Bank and Trust Company, dated April 30, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.

(i) Opinion and Consent of Counsel relating to Issuance of Shares - Not Applicable.

(j) Other Opinions - Consent of Independent Certified Public Accountants - Filed herewith.

(k)  Omitted Financial Statements - Not Applicable.

(l) Agreement Relating to Initial Capital - Incorporated by reference to Registration Statement on Form N-1A.

(m)  Rule 12b-1 Plan - Not Applicable.

(n)  Rule 18f-3 Plan - Not Applicable.

(p)  Codes of Ethics.


     (i) Code of Ethics for Firsthand Capital Management, Inc., dated March 16, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.


     (ii) Code of Ethics for ALPS Mutual Funds Services, Inc., dated May 1999 and revised March 1, 2000 - Incorporated by reference to Post-Effective Amendment No. 12.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Firsthand Funds (formerly known as Interactive Investments) (the "Trust") pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Advisory Agreement, the Administration Agreement and the Underwriting Agreement that are substantially identical to those in the Declaration of Trust noted above.

The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Trust, its Trustees and officers, and its Investment Adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser.

Not Applicable.

Item 27.  Principal Underwriters.

(a) ALPS Mutual Funds Services, Inc. acts as underwriter for the following open-end investment companies: Financial Investors Trust (this includes FIT Funds, Aristata Funds, and United Association S&P 500 Index Fund), First Funds, Westcore Funds, Stonebridge Funds, and Holland Balanced Fund. ALPS Mutual Funds Services, Inc. also acts as underwriter for the following exchange traded funds: Select Sector SPDRs Trust, Diamonds Trust, Mid Cap SPDR Trust, and SPDR Trust.

(b) The following list sets forth the directors and executive officers of the Distributor, as well as the address for each person.

NAME AND ADDRESS                      TITLE                                POSITION WITH
                                                                             REGISTRANT
W. R. Alexander                       Secretary, Director                       None
370 17th Street, Suite 3100
Denver, CO 80202

Arthur J. Lucey                       President, Director                       None
370 17th Street, Suite 3100
Denver, CO 80202

Edmund J. Burke                       Executive Vice President,                 None
370 17th Street, Suite 3100           Director
Denver, CO 80202

Thomas Carter                         Chief Financial Officer and               None
370 17th Street, Suite 3100           Treasurer
Denver, CO 80202

Jeremy O. May                         Vice President, Director of               None
370 17th Street, Suite 3100           Mutual Funds
Denver, CO 80202                      Operations and Assistant
                                      Secretary



Robert Szydlowski                     Vice President of Information             None
370 17th Street, Suite 3100           Systems
Denver, CO 80202


Rick A. Pederson                      Director                                  None
Frederick Ross Company
[730] 17th Street, Suite 500
Denver, CO 80202

Chris Woessner                        Director                                  None
Loomis Sayles & Co., LP
555 California Street, Suite 2750
San Francisco, CA 94104

John W. Hannon, Jr.                   Director                                  None
Seven Lakes
Box 2233
West End, NC 27376

(c)    Not Applicable.

Item 28.  Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

For the Investment Adviser - 125 South Market, Suite 1200, San Jose, CA 95113;

For the Administrator - 125 South Market, Suite 1200, San Jose, CA 95113, and 225 Franklin St., Boston, MA 02111;

For Investment Accounting, Custody, and Transfer Agent - 225 Franklin St., Boston, MA 02111; and

For Distribution - 370 17th St., Suite 3100, Denver, CO 80202.

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 29th of November, 2000.

FIRSTHAND FUNDS

By:  /s/ Omar Billawala
     ------------------
     Omar Billawala, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


-------------------------
Michael Lynch*                        Trustee                                   November 29, 2000

-------------------------
Jerry Wong*                           Trustee                                   November 29, 2000


-------------------------
Kevin Landis*                         Chairman of the Board of Trustees         November 29, 2000


-------------------------
Yakoub Bellawala*                     Treasurer                                 November 29, 2000

*By: /s/ Omar Billawala
     ------------------
     Omar Billawala, attorney-in-fact pursuant to powers of attorney

                                 FIRSTHAND FUNDS

PART C - EXHIBIT LIST FOR POST-EFFECTIVE AMENDMENT 15 AS FILED ON NOVEMBER 30, 2000

Item

23 (j)     Consent of Independent Certified Public Accountants.